Trade payables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other current payables
Payables	€ 2,659	€ 1,873
Invoices to be received	2,031	3,112
Total Trade payables	€ 4,690	€ 4,985